Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	3 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Accounts Receivables and Unbilled Revenue, and Unbilled Services and Unearned Revenue
Accounts receivables and unbilled revenue are as follows:

	March 31, 2026	December 31, 2025
	(in thousands)
Accounts receivable (Billed services)	$1,512,822	$1,517,217
Allowance for credit losses	(41,518)	(42,319)
Accounts receivable (net)	1,471,304	1,474,898
Unbilled revenue (Unbilled services)	1,090,950	1,096,592
Accounts receivable and unbilled revenue, net	$2,562,254	$2,571,490

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

	March 31, 2026	December 31, 2025	$ Change	% Change
	(in thousands, except percentages)
Unbilled revenue (Unbilled services)	$1,090,950	$1,096,592	$(5,642)	(0.5)%
Unearned revenue (Payments on account)	(1,547,527)	(1,550,471)	2,944	(0.2)%